FINANCIAL INSTRUMENTS - Summary of Interest Rate Risk Management (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest rate risk [line items]
Amortised cost	$ 50,907,572	$ 32,014,511
Interest rate risk | Financial assets, class [member]
Disclosure of interest rate risk [line items]
Investments held to maturity	3,582,211	7,256,575
Investments measured at fair value through profit or loss	664,098	2,366,825
Interest rate risk | Financial liabilities, class [member]
Disclosure of interest rate risk [line items]
Amortised cost	$ 20,770,363	$ 4,891,540